INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Total	R$ 462,053	R$ 348,755
Cost
INVENTORIES
Materials for resale	413,843	325,850
Materials for consumption	61,819	57,740
Other inventories	30,013	7,822
Total	505,675	391,412
Estimated losses for impairment or obsolescence
INVENTORIES
Total	R$ (43,622)	R$ (42,657)